Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
8.

Inventories
2024 2023
Uranium
Concentrate $ 651,901 $ 511,654
Broken ore 27,892 71,463
679,793 583,117
Fuel services 146,612 108,711
Other 458 433
Total $ 826,863 $ 692,261
Cameco expensed $ 2,049,675,000

of inventory as cost of sales during 2024 (2023 - $
1,833,000,000 ).